LEASES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Leases
LEASES

Note 10 - LEASES

Lessor

During the year ended December 31, 2020, the Company began financing the lease of certain assets under rental revenue contracts with its customers and accounts for them in accordance with ASC 842 as outlined under “Leases” in Note 3 of the consolidated financial statements for the year ended December 31, 2020.

During the year ended December 31, 2020, the Company recognized lease receivables of $45,856, to reflect lease payments expected to be received over the term of the agreements and derecognized $30,000 in inventory related to the underlying asset.

During the six months ended June 30, 2021, the Company recognized lease receivables of $609,504 to reflect lease payments expected to be received over the term of the agreements and derecognized $297,958 in inventory related to the underlying assets.

Lease receivable	June 30, 2021	December 31, 2020
Balance, December 31, 2020	$42,856	$-
Additions	609,504	45,856
Interest on lease receivables	1,792	-
Receipt of payments	(13,712)	(3,000)
Balance, June 30, 2021	640,440	42,856
Current portion of lease receivables	(93,735)	(4,297)
Long term potion of lease receivables	$546,705	$38,559

Lessee

The Company leases certain assets under lease agreements.

On October 1, 2019, the Company entered into a 5-year lease agreement for a photocopier (the “Copier Lease”). Upon recognition of the lease, the Company recognized right-of-use assets of $8,683 and lease liabilities of $8,683. As of June 30, 2021, the Copier Lease had a remaining term of 3.25 years.

On July 10, 2020, the Company entered into a lease agreement for retail, showroom and warehouse space in Fairfield, CA (the “Fairfield Lease”). Upon initial recognition of the lease, the Company recognized right-of-use assets of $164,114 and lease liabilities of $156,364. The difference between the recorded operating lease assets and lease liabilities is due to prepaid rent deposits to be applied to first months’ rent of $7,750. The lease included a rent-free period with rent payments commencing on October 1, 2020. The Fairfield Lease also included a refundable security deposit of $7,750 which is included in prepaid expenses and deposits at June 30, 2021. As of June 30, 2021, Fairfield Lease had a remaining term of 1.17 years.

On July 14, 2020, the Company entered into a lease agreement for office space in Surrey, BC (the “Croydon Lease”). Upon initial recognition of the lease, the Company recognized right-of-use assets of $133,825 (CDN$175,843) and lease liabilities of $125,014 (CDN$163,895). The difference between the recorded operating lease assets and lease liabilities is due to prepaid rent deposits to be applied to first months’ rent of $8,811 (CDN$11,948). The lease included a rent-free period with rent payments commencing on September 1, 2020. As of June 30, 2021, the Croydon Lease had a remaining term of 2.08 years.

On April 1, 2021, the Company entered into a lease agreement for a credit card processing machine (the “FD 150 Lease”). Upon initial recognition of the lease, the Company recognized right-of-use assets of $1,018 and lease liabilities of $1,018. As of June 30, 2021, the FD 150 Lease had a remaining term of 3.08 years.

On June 2, 2021, the Company entered into a lease agreement for a trailer (the “Trailer Lease”). Upon recognition of the lease, the Company recognized right-of-use assets of $8,886 (CDN$11,016) and lease liabilities of $8,886 (CDN$11,016). As of June 30, 2021, the Trailer Lease had a remaining term of 3.92 years.

Right-of-use assets have been included within fixed assets, net and lease liabilities have been included in operating lease liability on the Company’s consolidated balance sheet.

Right-of-use assets	June 30, 2021	December 31, 2020
Cost	$312,624	$302,477
Accumulated depreciation	(109,709)	(53,158)
Total right-of-use assets	$202,915	$249,319

Lease liability	June 30, 2021	December 31, 2020
Current portion	$127,287	$125,864
Long-term portion	89,660	150,877
Total lease liability	$216,947	$276,741

Future minimum lease payments to be paid by the Company as a lessee for operating leases as of June 30, 2021, for the next three years are as follows:

Operating lease commitments and lease liability	June 30, 2021
Remainder of 2021	$74,455
2022	128,523
2023	40,738
2024	4,691
2025	1,169
Total future minimum lease payments	249,576
Discount	(32,629)
Total	216,947
Current portion of operating lease liabilities	(127,287)
Long-term portion of operating lease liabilities	$89,660

Note 11 – LEASES

Lessor

During the year ended December 30, 2020, the Company began financing the lease of certain assets under rental revenue contracts with its customers and accounts for them in accordance with ASC 842 as outlined under “Leases” in Note 3.

During the year ended December 31, 2020, the Company recognized lease receivables of $45,856, to reflect lease payments expected to be received over the term of the agreements and derecognized $30,000 in inventory related to the underlying asset.

Lease receivable	December 31, 2020
Balance, January 1, 2020	$-
Additions	45,856
Receipt of payments	(3,000)
Balance, December 31, 2020	42,856
Current portion of lease receivable	(4,297)
Long term potion of lease receivable	$38,559

Lease receivables are measured at the commencement date based on the present value of future lease payments less the present value of the unguaranteed residual asset. The Company used the rate implicit in the rental revenue contracts to calculate the present value of future payments and unguaranteed residual asset at the date of commencement.

In accordance with the terms of the agreement, the Company recorded $45,856 in rental revenues related to the lease at the date of commencement and $30,000 in cost of goods sold.

Lessee

The Company leases certain assets under lease agreements.

On October 1, 2019, the Company entered into a 5-year lease agreement for a photocopier (the “Copier Lease”). Upon recognition of the lease, the Company recognized right-of-use assets of $8,683 and lease liabilities of $8,683. As of December 31, 2020, the Copier lease had a remaining term of 3.75 years.

On April 1, 2020, the Company terminated its showroom space lease, resulting in a gain of $8,428 (CDN$11,294) which is included in general and administrative expense. On May 31, 2020, the Company’s office leases expired.

On July 10, 2020, the Company entered into a lease agreement for retail, showroom and warehouse space in Fairfield, CA (the “Fairfield Lease”). Upon initial recognition of the lease, the Company recognized right-of-use assets of $164,114 and lease liabilities of $156,364. The difference between the recorded operating lease assets and lease liabilities is due to prepaid rent deposits to be applied to first months’ rent of $7,750. The lease included a rent-free period with rent payments commencing on October 1, 2020. As of December 31, 2020, Fairfield Lease had a remaining term of 1.67 years. The Fairfield Lease also included a refundable security deposit of $7,750 which is included in prepaid expenses and deposits at December 31, 2020.

On July 14, 2020, the Company entered into a lease agreement for office space in Surrey, BC (the “Croydon Lease”). Upon initial recognition of the lease, the Company recognized right-of-use assets of $133,825 and lease liabilities of $125,014. The difference between the recorded operating lease assets and lease liabilities is due to prepaid rent deposits to be applied to first months’ rent of $8,811 (CDN$11,948). The lease included a rent-free period with rent payments commencing on September 1, 2020. As of December 31, 2020, the lease had a remaining term of 2.58 years.

Right-of-use assets have been included within fixed assets, net and lease liabilities have been included in operating lease liability on the Company’s consolidated balance sheet.

Right-of-use assets	December 31, 2020	December 31, 2019
Cost	$302,477	$178,202
Accumulated depreciation	(53,158)	(39,671)
Total right-of-use assets	$249,319	$138,531

Lease liability	December 31, 2020	December 31, 2019
Current portion	$125,864	$62,935
Long-term portion	150,877	74,225
Total lease liability	$276,741	$137,160

Operating lease liabilities are measured at the commencement date based on the present value of future lease payments. As the Company’s lease did not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at the commencement date in determining the present value of future payments. The Company used a weighted average discount rate of 11.98% in determining its lease liabilities. The discount rate was derived from the Company’s assessment of borrowings.

Right-of-use assets include any prepaid lease payments and exclude any lease incentives and initial direct costs incurred. Lease expense for minimum lease payments is recognized on a straight-line basis over the lease term. The lease terms may include options to extend or terminate the lease if it is reasonably certain that the Company will exercise that option.

Operating lease expense for the twelve months ended December 31, 2020 was $86,645 (2019 - $44,875) and is recorded in general and administration expense.

Future minimum lease payments to be paid by the Company as a lessee for operating leases as of December 31, 2020 for the next three years are as follows:

Operating lease commitments and lease liability	December 31, 2020

2021	$152,317
2022	124,565
2023	37,060
2024	1,736
Total future minimum lease payments	315,678
Discount	(38,937)
Total	276,741
Current portion of operating lease liabilities	(125,864)
Long-term portion of operating lease liabilities	$150,877